Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of profit or loss
Sales revenue	$ 71,488,512	$ 68,603,872	$ 55,954,228
Cost of sales	(44,972,360)	(41,184,379)	(36,908,325)
Gross profit	26,516,152	27,419,493	19,045,903
Administrative expenses	(2,151,599)	(1,653,858)	(1,764,524)
Operations and project expenses	(2,631,754)	(2,903,132)	(2,926,065)
(Impairment loss) reversal of impairment loss of non-current assets, net	(1,762,437)	(368,634)	1,311,138
Other operating income (expenses), net	1,056,796	(35,455)	505,403
Operating income	21,027,158	22,458,414	16,171,855
Financial results, net
Finance income	1,623,336	1,129,563	1,159,356
Financial expenses	(3,334,469)	(3,512,161)	(3,660,601)
Foreign exchange gain	40,639	372,223	5,514
Financial result, net	(1,670,494)	(2,010,375)	(2,495,731)
Share of profits of associates and joint ventures	366,904	165,836	93,538
Profit before income tax expense	19,723,568	20,613,875	13,769,662
Income tax expense	(4,718,413)	(8,258,485)	(5,800,268)
Net profit for the year	15,005,155	12,355,390	7,969,394
Net profit attributable to:
Owners of parent	13,744,011	11,381,386	7,178,539
Non-controlling interest	1,261,144	974,004	790,855
Net profit (loss) for the period	$ 15,005,155	$ 12,355,390	$ 7,969,394
Basic and diluted earnings per share	$ 334.3	$ 276.8	$ 174.6